Shareholder Report, Line Graph (Details) WE0000000002508A_Dimensional International Value ETF_Single_TSR Annual {Single} - USD ($)												12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Dimensional International Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Dimensional International Value ETF – NAV1
Accumulated Value		$ 17,861	$ 14,555	$ 12,516	$ 14,548	$ 9,818	$ 11,941	$ 11,535	$ 12,575	$ 9,970	$ 10,000	$ 23,453
MSCI World ex USA Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex USA Index (net div.)
Accumulated Value		17,063	13,778	12,241	15,701	11,579	12,423	11,183	11,995	9,773	10,000	$ 21,087
MSCI World ex USA Value Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex USA Value Index (net div.)
Accumulated Value		$ 16,423	$ 13,252	$ 11,453	$ 13,518	$ 9,595	$ 11,805	$ 11,142	$ 12,050	$ 9,793	$ 10,000	$ 21,267

[1]
1	The Fund has adopted the performance of the Tax-Managed DFA International Value Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on September 10, 2021. The returns shown for periods ending on or prior to September 10, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on September 13, 2021.